UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              August 14, 2006
--------------------               ------------              ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $210,468
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1           28-06311                          March Partners, LLC


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7    COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/  INVSTMT        OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN CALL  DSCRTN         MNGRS  SOLE  SHARED  NONE
A D C Telecommunications        COM NEW         000886309     1,517       90,000  SH        Shared-Defined         90,000
ACCO Brands Corp.               COM             00081T108     4,590      209,600  SH        Shared-Defined        209,600
ACCO Brands Corp.               COM             000SIT108        26       75,000      CALL  Shared-Defined         75,000
Affiliated Computer Services    CL A            008190100     2,064       40,000  SH        Shared-Defined         40,000
Allied Irish Bks PLC            SPON ADR ORD    19228402         73        1,500  SH        Shared-Defined          1,500
Andrew Corp                     COM             034425108       975      110,000  SH        Shared-Defined        110,000
Aramark Corp                    CL B            038521100     8,940      270,000  SH        Shared-Defined        270,000
Aviall Inc NEW                  COM             05366B102     4,990      105,000  SH        Shared-Defined        105,000
Bank Of America Corporation     COM             60505104      2,405       50,000  SH        Shared-Defined         50,000
Baxter Intl Inc.                COM             7181319           0       27,000  SH        Shared-Defined         27,000
BellSouth Corp                  COM             079860102     2,715       75,000  SH        Shared-Defined         75,000
Biomet Inc                      COM             090613100     8,261      264,000  SH        Shared-Defined        264,000
Bowater Inc.                    COM             102183100       796       35,000  SH        Shared-Defined         35,000
Capital One Finl Corp           COM             14040H105       308        3,600  SH        Shared-Defined          3,600
Carnival Corp                   PAIRED CTF      143658300     1,962       47,000  SH        Shared-Defined         47,000
Cedar Shopping Ctrs Inc.        COM NEW         150602209     1,431       97,200  SH        Shared-Defined         97,200
Citigroup Inc                   COM             172967101       253        5,250  SH        Shared-Defined          5,250
CNA Surety Corp.                COM             12612L108     1,649       95,400  SH        Shared-Defined         95,400
Commercial Cap Bancorp Inc      COM             20162L105     2,419      153,600  SH        Shared-Defined        153,600
Constellation Energy Group I    COM             210371100     5,179       95,000  SH        Shared-Defined         95,000
Embarq corp                     COM             29078E105    11,553      281,850  SH        Shared-Defined        281,850
Emmis Communications Corp       CL A            291525103     1,877      120,000  SH        Shared-Defined        120,000
Falconbridge LTD. NEW 2005      COM             306104100     3,772       71,400  SH        Shared-Defined         71,400
Fargo Electronics Inc           COM             30744p102     1,016       40,000  SH        Shared-Defined         40,000
Farmer Bros Co.                 COM             307675108     3,546      163,566  SH        Shared-Defined        163,566
Gtech Hldgs Corp.               COM             4005181046    6,573      189,000  SH        Shared-Defined        189,000
Huntsman Corp.                  COM             447011107     2,177      125,700  SH        Shared-Defined        125,700
Identix Inc.                    COM             451906101       740      105,800  SH        Shared-Defined        105,800
IMS Health Inc.                 COM             449934108     8,055      300,000  SH        Shared-Defined        300,000
Inco LTD.                       COM             453258402     3,789       57,500  SH        Shared-Defined         57,500
John Hancock Bk & Thrift OPP    SH BEN INT      409735107     1,518      160,850  SH        Shared-Defined        160,850
KCS Energy Inc                  COM             482434206     4,158      140,000  SH        Shared-Defined        140,000
Kerr-Mcgee Corp                 COM             492386107     4,855       70,000  SH        Shared-Defined         70,000
KeySpan Corp.                   COM             49337W100     8,080      200,000  SH        Shared-Defined        200,000
Kinder Morgan Inc Kans          COM             49455P101    10,988      110,000  SH        Shared-Defined        110,000
Mariner Energy Inc.             COM             56845T305     1,978      107,700  SH        Shared-Defined        107,700
Maverick Tube Corp              COM             577914104     5,371       85,000  SH        Shared-Defined         85,000
Mirant Corp NEW                 COM             60467R100       670       25,000  SH        Shared-Defined         25,000
New York Cmnty Bancorp Inc      COM             649445103     1,828      110,700  SH        Shared-Defined        110,700
North Fork BankCorporation NY   COM             659424105     5,823      193,000  SH        Shared-Defined        193,000
Northwestern Corp.              COM NEW         668074305    11,284      328,500  SH        Shared-Defined        328,500
NYSE Group Inc                  COM             62949W103        27          400  SH        Shared-Defined            400
NYSE Group Inc.                 COM             62949W103       150       10,000      PUT   Shared-Defined         10,000
NYSE Group Inc.                 COM             62949W103       527       30,000      PUT   Shared-Defined         30,000
Phelps Dodge Corp.              COM             717265102     4,026       49,000  SH        Shared-Defined         49,000
Phelps Dodge Corp.              COM             717265102       126       15,000      CALL  Shared-Defined         15,000
Procter & Gamble Co.            COM             742718109     3,058       55,000  SH        Shared-Defined         55,000
Provident Finl Svcs Inc         COM             74386T105     1,899      105,800  SH        Shared-Defined        105,800
Public Svc Enterprise Group     COM             744573106     6,612      100,000  SH        Shared-Defined        100,000
Retail Ventures Inc.            COM             76128Y102     3,119      175,000  SH        Shared-Defined        175,000
Russell Corp                    COM             782352108     1,362       75,000  SH        Shared-Defined         75,000
Smurfit-Stone Container Corp    COM             832727101        55        5,000  SH        Shared-Defined          5,000
SPDR TR                         UNIT SER 1      78462F103        16       10,000      CALL  Shared-Defined         10,000
SPDR TR                         COM             78462F103         5       15,000      PUT   Shared-Defined         15,000
Sprint Nextel Corp              COM FON         852061100     3,748      187,500  SH        Shared-Defined        187,500
Sunterra Corp                   COM NEW         86787D208     1,577      153,970  SH        Shared-Defined        153,970
Texas Regl Bancshares Inc       COM CL A VTG    882673106     4,740      125,000  SH        Shared-Defined        125,000
Time Warner Telecom Inc         CL A            887319101       913       61,500  SH        Shared-Defined         61,500
Titan Intl Inc. Ill             COM             88830M102     1,123       60,000  SH        Shared-Defined         60,000
Tripath Imaging Inc             COM             896942109       242       36,550  SH        Shared-Defined         36,550
Trizec Properties Inc.          COM             89687P107     4,296      150,000  SH        Shared-Defined        150,000
Univision Communications Inc    CL A            914906102     3,685      110,000  SH        Shared-Defined        110,000
Verizon Communications          COM             92343V104     4,689      140,000  SH        Shared-Defined        140,000
Viisage Technology Inc          COM NEW         92675K205       240       50,000      PUT   Shared-Defined         50,000
Walter Inds Inc.                COM             93317Q105     8,648      150,000  SH        Shared-Defined        150,000
Western Gas Res Inc.            COM             958259103     5,387       90,000  SH        Shared-Defined         90,000
                                                            210,468

SK 00536 0003 694041